CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 322,777	$ 50,651	¥ 609,199
Time deposits	268	42	263
Restricted cash (Note 2(j))	749,770	117,655
Short-term investments	503,831	79,062	584,999
Accounts receivable, net	248,339	38,970	268,830
Inventories, net	255,411	40,080	118,963
Amounts due from NetEase Group	6,192	972	4,081
Prepayment and other current assets	182,577	28,650	199,642
Assets held for sale (Note 2(c))	497	78	65,589
Total current assets	2,269,662	356,160	1,851,566
Non-current assets:
Property, equipment and software, net	80,315	12,603	40,173
Operating lease right-of-use assets, net	118,104	18,533	105,865
Long-term investments	32,518	5,103	42,484
Goodwill (Note 5)	109,944	17,253	6,938
Other assets, net	22,436	3,520	17,759
Assets held for sale (Note 2(c))	1,088	171	5,463
Total non-current assets	364,405	57,183	218,682
Total assets	2,634,067	413,343	2,070,248
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB62,438 and RMB45,756 as of December 31, 2020 and 2021, respectively)	161,006	25,265	141,304
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB6,863 and RMB11,873 as of December 31, 2020 and 2021, respectively)	277,383	43,527	209,603
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB26,728 and RMB23,984 as of December 31, 2020 and 2021, respectively)	83,041	13,031	67,230
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB842,296 and RMB1,011,734 as of December 31, 2020 and 2021, respectively)	1,065,639	167,222	894,218
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB394 and RMB4,072 as of December 31, 2020 and 2021, respectively)	53,323	8,368	54,895
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB35,021 and RMB65,547 as of December 31, 2020 and 2021, respectively)	515,567	80,904	602,044
Short-term loans from NetEase Group	878,000	137,777	878,000
Liabilities held for sale (Note 2(c))			546,271
Total current liabilities	3,033,959	476,094	3,393,565
Non-current liabilities:
Long-term lease liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of RMB223 and RMB15,803 as of December 31, 2020 and 2021, respectively)	73,070	11,466	79,748
Other non-current liabilities	2,411	378	4,043
Long-term loans from NetEase Group	255,028	40,019
Total non-current liabilities	330,509	51,863	83,791
Total liabilities	3,364,468	527,957	3,477,356
Commitments and contingencies (Note 19)
Mezzanine equity:
Redeemable noncontrolling interests (Note 5)	78,592	12,333
Total mezzanine equity	78,592	12,333
Shareholders' deficit:
Additional paid-in capital	3,913,946	614,184	2,309,963
Accumulated deficit	(4,700,000)	(733,012)	(3,674,034)
Accumulated other comprehensive loss	(54,354)	(8,529)	(47,058)
Statutory reserves	4,456	699	2,950
Noncontrolling interests	(1,926)	(302)	997
Total shareholders' deficit	(808,993)	(126,947)	(1,407,108)
Total liabilities, mezzanine equity and shareholders' deficit	2,634,067	413,343	2,070,248
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	4	18
Class B ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 9	¥ 56